Expense Example - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Japan Fund - Class A
Expense Example:
1 year	$ 666
3 years	860
5 years	1,070
10 years	1,674
Fidelity Advisor Japan Fund - Class C
Expense Example:
1 year	273
3 years	536
5 years	923
10 years	1,810
Fidelity Advisor Japan Fund - Class M
Expense Example:
1 year	468
3 years	718
5 years	987
10 years	1,754
Fidelity Advisor Japan Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Japan Fund - Class Z
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701